Share Capital (Narrative) (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 16, 2022 USD ($)	Aug. 28, 2020 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) Share shares	Mar. 31, 2022 USD ($) Share shares	Mar. 31, 2021 Share shares
Disclosure of classes of share capital [line items]
Total number of shares issued				1,568,590	2,255,478	5,405,809
Number of warrants exercised				1,565,268	1,925,656	1,672,028
Number of stock options exercised | Share				3,322	329,822	145,537
Shares issued for conversion of debentures (shares)						1,703,240
Issuance of IPO			1,860,000			1,860,000
Issuance of share of concurrent private placement			25,000			25,000
Price per unit | $ / shares			$ 20
Proceeds from private placement and equity offering | $			$ 37,700,000	$ 4,895,826
Shares issued in private placement of units (shares)				1,565,268
Share issuance costs related to prospectus offering and the ATM | $				$ 217,000
Professional fees and other direct expenses related to prospectus offering and the ATM | $				$ 0	$ 0
Top of range [member]
Disclosure of classes of share capital [line items]
Proceeds from private placement and equity offering | $	$ 20,000,000	$ 20,000,000